Schedule of future minimum payments under non-cancelable operating leases (Details)	Sep. 30, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
October 2025 to September 2026	$ 51,455
October 2026 and after
Total	$ 51,455